Reverse Recapitalization - Reconciliation of Business Combination to Cash Flows (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Reverse Recapitalization
Cash-trust and cash, net of redemptions	$ 242,000,000
Add: proceeds from issuance of shares from PIPE investors	49,500,000
HCM II Acquisition Corp | Terrestrial Energy Development, Inc
Reverse Recapitalization
Cash-trust and cash, net of redemptions	243,066,977
Add: proceeds from issuance of shares from PIPE investors	49,500,000
Less: transaction costs and professional fees, paid	(22,305,729)
Net proceeds from the Business Combination	$ 270,261,248